QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Quarterly Financial Data

NOTE 17. QUARTERLY FINANCIAL DATA (UNAUDITED)

We provide quarterly financial information for Sempra Energy Consolidated, SDG&E and SoCalGas below:

SEMPRA ENERGY
(In millions, except per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2015:
Revenues	$2,682	$2,367	$2,481	$2,701
Expenses and other income	$2,076	$1,971	$2,211	$2,269

Net income	$458	$320	$282	$388
Earnings attributable to Sempra Energy	$437	$295	$248	$369

Basic per-share amounts(1):
Net income	$1.85	$1.29	$1.14	$1.56
Earnings attributable to Sempra Energy	$1.76	$1.19	$1.00	$1.48
Weighted average common shares outstanding	247.7	248.1	248.4	248.7

Diluted per-share amounts(1):
Net income	$1.83	$1.27	$1.12	$1.54
Earnings attributable to Sempra Energy	$1.74	$1.17	$0.99	$1.47
Weighted average common shares outstanding	251.2	251.5	251.0	251.5
2014:
Revenues	$2,795	$2,678	$2,815	$2,747
Expenses and other income	$2,408	$2,302	$2,368	$2,433

Net income	$266	$292	$383	$321
Earnings attributable to Sempra Energy	$247	$269	$348	$297

Basic per-share amounts(1):
Net income	$1.09	$1.19	$1.56	$1.31
Earnings attributable to Sempra Energy	$1.01	$1.10	$1.41	$1.21
Weighted average common shares outstanding	245.3	245.7	246.1	246.4

Diluted per-share amounts(1):
Net income	$1.07	$1.17	$1.53	$1.28
Earnings attributable to Sempra Energy	$0.99	$1.08	$1.39	$1.18
Weighted average common shares outstanding	249.7	250.1	250.8	251.3
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

In the first quarter of 2015, SoCalGas adopted a CPUC decision in the TCAP requiring SoCalGas to recognize annual authorized revenue for core natural gas customers using seasonal factors established in the TCAP, instead of recognizing such revenue ratably over the year as was previously required. While this seasonalization caused variability in comparable revenue and earnings from quarter to quarter within the year, it did not impact full-year 2015 results, nor have any impact on cash flows. Accordingly, substantially all of SoCalGas’ annual earnings were recognized in the first and fourth quarters of the year.

Compared to the same periods in 2014, this “seasonalization” at SoCalGas impacted Revenues, Net Income and Earnings Attributable to Sempra Energy as follows:

  For the first quarter of 2015, $163 million higher Revenues and $113 million higher Net Income and Earnings Attributable to Sempra Energy
  For the second quarter of 2015, $72 million lower Revenues and $48 million lower Net Income and Earnings Attributable to Sempra Energy
  For the third quarter of 2015, $158 million lower Revenues and $113 million lower Net Income and Earnings Attributable to Sempra Energy
  For the fourth quarter of 2015, $67 million higher Revenues and $48 million higher Net Income and Earnings Attributable to Sempra Energy

In addition to the impact of seasonalization, Revenues and Expenses and Other Income decreased in each quarter of 2015 compared to 2014 partly due to lower average cost of natural gas at SoCalGas. In the first quarter of 2015, Revenues and Expenses and Other Income decreased due to lower demand for natural gas primarily from warmer weather in the first quarter of 2015 compared to the same period in 2014. In the fourth quarter of 2015, Revenues and Expenses and Other Income increased due to higher demand for natural gas primarily from cooler weather in the fourth quarter of 2015 compared to the same period in 2014.

In each of the quarters of 2015 compared to the same periods in 2014, Revenues and Expenses and Other Income decreased as a result of lower cost of electric fuel and purchased power at SDG&E, including the impact of declining natural gas prices offset by an increase from the incremental purchase of renewable energy at higher prices.

In the second quarter of 2015, Expenses and Other Income were favorably impacted by $61 million and Net Income and Earnings Attributable to Sempra Energy were favorably impacted by $36 million due to the sale of the remaining 625-MW block of the 1,250-MW Mesquite Power natural gas-fired power plant, as we discuss in Note 3.

In the first and fourth quarters of 2015 and 2014, SDG&E recorded adjustments to the SONGS plant closure loss, as we discuss in Note 13 under “Settlement Agreement to Resolve the CPUC’s Order Instituting Investigation (OII) into the SONGS Outage (SONGS OII) – Accounting and Financial Impacts.”

In the third quarter of 2014, Net Income and Earnings Attributable to Sempra Energy included $25 million tax benefit due to the release of a Louisiana state valuation allowance against a deferred tax asset associated with Cameron LNG developments.

We discuss quarterly fluctuations related to SDG&E and SoCalGas below.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2015:
Operating revenues	$966	$972	$1,230	$1,051
Operating expenses	684	745	930	802
Operating income	$282	$227	$300	$249

Net income	$151	$130	$182	$143
(Earnings) losses attributable to noncontrolling interest	(4)	(4)	(12)	1
Earnings attributable to common shares	$147	$126	$170	$144
2014:
Operating revenues	$987	$1,063	$1,233	$1,046
Operating expenses	766	821	957	826
Operating income	$221	$242	$276	$220

Net income	$101	$129	$169	$128
Earnings attributable to noncontrolling interest	(2)	(6)	(12)	―
Earnings attributable to common shares	$99	$123	$157	$128

In each of the quarters of 2015 compared to the same periods in 2014, Operating Revenues and Operating Expenses decreased as a result of lower cost of electric fuel and purchased power, including the impact of declining natural gas prices offset by an increase from the incremental purchase of renewable energy at higher prices. The decreases in Operating Revenues were partially offset by increases from CPUC-authorized 2015 attrition and higher authorized revenues from electric transmission, both of which impacted Net Income and Earnings Attributable to Common Shares. In addition, Operating Revenues and Operating Expenses were higher due to authorized revenues, starting in 2015, for the recovery of the SONGS regulatory assets pursuant to an amended settlement agreement approved by the CPUC in 2014.

In the first and fourth quarters of 2015 and 2014, SDG&E recorded adjustments to the SONGS plant closure loss, as we discuss in Note 13 under “Settlement Agreement to Resolve the CPUC’s Order Instituting Investigation (OII) into the SONGS Outage (SONGS OII) – Accounting and Financial Impacts.”

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2015:
Operating revenues	$1,048	$780	$620	$1,041
Operating expenses	728	686	633	834
Operating income (loss)	$320	$94	$(13)	$207

Net income (loss)	$214	$71	$(8)	$143
Dividends on preferred stock	―	(1)	―	―
Earnings (losses) attributable to common shares	$214	$70	$(8)	$143
2014:
Operating revenues	$1,085	$917	$855	$998
Operating expenses	956	795	702	881
Operating income	$129	$122	$153	$117

Net income	$78	$81	$98	$76
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$78	$80	$98	$76

Compared to the same periods in 2014, Operating Revenues, Net Income and Earnings Attributable to Common Shares were impacted by seasonalization of interim period recognition of annual authorized revenue for core natural gas customers as follows:

  For the first quarter of 2015, $163 million higher Operating Revenues and $113 million higher Net Income and Earnings
  For the second quarter of 2015, $72 million lower Operating Revenues and $48 million lower Net Income and Earnings
  For the third quarter of 2015, $158 million lower Operating Revenues and $113 million lower Net Income and Earnings
  For the fourth quarter of 2015, $67 million higher Operating Revenues and $48 million higher Net Income and Earnings

In addition to the impact of seasonalization, Operating Revenues and Operating Expenses decreased in each quarter of 2015 compared to 2014 primarily due to lower average cost of natural gas. In the first quarter of 2015, Operating Revenues and Operating Expenses decreased due to lower demand for natural gas primarily from warmer weather in the first quarter of 2015 compared to the same period in 2014. In the fourth quarter of 2015, Operating Revenues and Operating Expenses increased due to higher demand for natural gas primarily from cooler weather in the fourth quarter of 2015 compared to the same period in 2014

In each of the quarters of 2015 compared to the same periods in 2014, Operating Revenues, Net Income and Earnings Attributable to Common Shares included higher CPUC-authorized 2015 attrition.

In the third quarter of 2015, Net Loss was partially offset by favorable resolution of prior years’ income tax items.